UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22582

Western Asset Middle Market Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 94.8%
CONSUMER DISCRETIONARY - 23.8%
Diversified Consumer Services - 0.7%
Affinion Group Inc., Senior Notes	7.875%	12/15/18	$3,000,000	$1,995,000

Hotels, Restaurants & Leisure - 6.4%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	4,000,000	3,280,000	(a)
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	3,000,000	2,700,000	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	4,000,000	3,910,000
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	5,000,000	5,062,500	(a)(b)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	9.250%	11/30/20	3,491,169	3,368,978	(a)

Total Hotels, Restaurants & Leisure				18,321,478

Household Durables - 1.7%
APX Group Inc., Senior Notes	8.750%	12/1/20	6,000,000	4,920,000

Media - 6.1%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	5,500,000	5,238,750	(a)(b)
iHeartCommunications Inc., Senior Secured Notes	9.000%	9/15/22	5,000,000	4,862,500
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	7,371,875	7,298,156	(a)(c)

Total Media				17,399,406

Specialty Retail - 2.9%
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	1,400,000	1,113,140	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	3,260,000	2,086,400	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	2,240,000	1,853,600	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	3,000,000	3,052,500	(a)(c)

Total Specialty Retail				8,105,640

Textiles, Apparel & Luxury Goods - 6.0%
American Achievement Corp., Secured Notes	10.875%	4/15/16	5,000,000	4,756,250	(a)(b)
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	8,000,000	6,780,000	(a)(c)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	7,000,000	5,600,000	(a)

Total Textiles, Apparel & Luxury Goods				17,136,250

TOTAL CONSUMER DISCRETIONARY				67,877,774

CONSUMER STAPLES - 6.9%
Beverages - 0.2%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	500,000	482,500	(a)

Food & Staples Retailing - 2.6%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	7,750,000	7,255,937	(a)

Food Products - 1.4%
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	4,210,000	4,094,225	(a)

Household Products - 1.2%
Sun Products Corp., Senior Notes	7.750%	3/15/21	4,000,000	3,550,000	(a)

Tobacco - 1.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	5,000,000	4,200,000

TOTAL CONSUMER STAPLES				19,582,662

ENERGY - 10.9%
Energy Equipment & Services - 2.2%
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	4,250,000	1,506,094	(a)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	5,000,000	3,487,500	(a)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,500,000	1,335,000	(a)(b)

Total Energy Equipment & Services				6,328,594

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 8.7%
Gastar Exploration Inc., Senior Secured Notes	8.625%	5/15/18	$4,000,000	$3,360,000
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	6,000,000	4,020,000	(d)
Linc USA GP/Linc Energy Finance USA Inc., Secured Notes	12.500%	10/31/17	5,000,000	3,625,000	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	7,000,000	5,180,000
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	5,500,000	3,795,000
Rice Energy Inc., Senior Notes	6.250%	5/1/22	2,000,000	1,940,000
Samson Investment Co., Senior Notes	9.750%	2/15/20	4,000,000	1,260,000
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,710,000	1,521,900	(a)

Total Oil, Gas & Consumable Fuels				24,701,900

TOTAL ENERGY				31,030,494

FINANCIALS - 5.6%
Banks - 1.1%
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	3,000,000	3,106,920	(a)(e)(f)

Capital Markets - 1.7%
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Notes	7.500%	4/15/21	5,000,000	4,718,750	(a)(b)

Consumer Finance - 2.8%
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	4,695,000	4,636,313	(a)(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	4,500,000	3,442,500	(a)(b)

Total Consumer Finance				8,078,813

TOTAL FINANCIALS				15,904,483

HEALTH CARE - 5.3%
Health Care Equipment & Supplies - 1.7%
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	5,000,000	4,768,750

Health Care Providers & Services - 3.6%
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	6,500,000	6,402,500
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	4,375,000	3,850,000	(b)

Total Health Care Providers & Services				10,252,500

TOTAL HEALTH CARE				15,021,250

INDUSTRIALS - 20.2%
Aerospace & Defense - 4.1%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	4,854,000	4,441,410	(a)(b)
Erickson Inc., Secured Notes	8.250%	5/1/20	3,500,000	3,167,500	(b)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	4,000,000	3,922,500	(a)(d)

Total Aerospace & Defense				11,531,410

Commercial Services & Supplies - 1.9%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	3,280,000	3,214,400	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	2,500,000	2,337,500

Total Commercial Services & Supplies				5,551,900

Construction & Engineering - 8.1%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	5,000,000	3,975,000	(a)(b)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	5,000,000	5,143,750	(a)(b)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	4,500,000	4,500,000	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	5,000,000	4,875,000	(a)(c)
Modular Space Corp., Secured Notes	10.250%	1/31/19	6,465,000	4,557,825	(a)(b)

Total Construction & Engineering				23,051,575

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electrical Equipment - 1.4%
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	$4,000,000	$3,962,500	(a)(c)

Marine - 1.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	3,260,000	3,105,150	(a)

Road & Rail - 1.2%
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	3,500,000	3,430,000	(a)

Transportation - 2.4%
JCH Parent Inc., Senior Notes	10.500%	3/15/19	4,500,000	4,162,500	(a)(c)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	3,000,000	2,700,000	(a)

Total Transportation				6,862,500

TOTAL INDUSTRIALS				57,495,035

INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment, Instruments & Components - 1.8%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	5,000,000	5,037,500	(b)

Internet Software & Services - 1.4%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	4,234,000	4,001,130	(a)(c)

TOTAL INFORMATION TECHNOLOGY				9,038,630

MATERIALS - 15.0%
Chemicals - 2.5%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	500,000	505,000	(a)
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	6,560,000	6,724,000	(a)(b)

Total Chemicals				7,229,000

Containers & Packaging - 3.1%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	5,219,218	5,225,742	(a)(c)
Consolidated Container Co., LLC/Consolidated Container Capital Inc., Senior Notes	10.125%	7/15/20	4,000,000	3,460,000	(a)

Total Containers & Packaging				8,685,742

Metals & Mining - 6.7%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	6,000,000	5,730,000	(a)(b)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	6,733,000	5,790,380
Prince Mineral Holding Corp., Senior Secured Notes	12.500%	12/15/19	1,200,000	1,230,000	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	7,000,000	6,387,500

Total Metals & Mining				19,137,880

Paper & Forest Products - 2.7%
Appvion Inc., Secured Notes	9.000%	6/1/20	3,500,000	2,393,125	(a)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	5,500,000	5,403,750

Total Paper & Forest Products				7,796,875

TOTAL MATERIALS				42,849,497

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	1,540,000	1,324,400	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	460,000	384,597	(a)

TOTAL TELECOMMUNICATION SERVICES				1,708,997

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 3.3%
Electric Utilities - 1.8%
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	$5,000,000	$5,325,000	(b)

Independent Power and Renewable Electricity Producers - 1.5%
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	3,897,178	4,189,466	(b)

TOTAL UTILITIES				9,514,466

TOTAL CORPORATE BONDS & NOTES (Cost - $298,968,237)				270,023,288

SENIOR LOANS - 14.0%
CONSUMER DISCRETIONARY - 1.4%
Diversified Consumer Services - 0.6%
Affinion Group Inc., Second Lien Term Loan	8.500%	10/12/18	2,000,000	1,732,500	(g)(h)

Textiles, Apparel & Luxury Goods - 0.8%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	2,530,000	2,336,033	(g)(h)

TOTAL CONSUMER DISCRETIONARY				4,068,533

CONSUMER STAPLES - 3.6%
Food Products - 3.6%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	5,000,000	4,937,500	(g)(h)
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	3,000,000	2,872,500	(g)(h)
Shearer’s Foods Inc., Second Lien Term Loan	7.750%	6/30/22	2,500,000	2,453,125	(g)(h)

TOTAL CONSUMER STAPLES				10,263,125

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Arch Coal Inc., Term Loan B	6.250%	5/16/18	4,987,242	3,621,984	(g)(h)
Bowie Resource Holdings LLC, Second Lien Delayed Draw Term Loan	11.750%	2/16/21	3,000,000	2,895,000	(g)(h)

TOTAL ENERGY				6,516,984

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	$4,000,000	$4,110,000	(g)(h)

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	1,000,000	965,000	(g)(h)

Transportation - 1.1%
Commercial Barge Line Co., Second Lien Term Loan	—	3/22/20	3,000,000	3,000,000	(i)

TOTAL INDUSTRIALS				3,965,000

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	4,000,000	3,970,000	(g)(h)

MATERIALS - 2.4%
Containers & Packaging - 1.0%
Hilex Poly Co., LLC, Second Lien Term Loan	9.750%	5/22/22	2,980,000	2,944,613	(g)(h)

Paper & Forest Products - 1.4%
NewPage Corp., Term Loan	9.500%	2/11/21	3,995,510	3,868,984	(g)(h)

TOTAL MATERIALS				6,813,597

TOTAL SENIOR LOANS (Cost - $40,711,337)				39,707,239

TOTAL INVESTMENTS - 108.8% (Cost - $339,679,574#)				309,730,527
Liabilities in Excess of Other Assets - (8.8)%				(25,016,071)

TOTAL NET ASSETS - 100.0%				$284,714,456

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of January 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Income Fund Inc. (the “Fund”) was incorporated in Maryland on June 29, 2011 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets, which are the net assets of the Fund plus the principal amount of any borrowings, in securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. It is anticipated that the Fund will terminate on December 30, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$270,023,288	—	$270,023,288
Senior loans	—	39,707,239	—	39,707,239

Total investments	—	$309,730,527	—	$309,730,527

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,613,589
Gross unrealized depreciation	(31,562,636)

Net unrealized depreciation	$(29,949,047)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Income Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 18, 2015